Summary of significant accounting policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Impairment of long-lived assets
Impairment charge	$ 0	0		0		0
Revenue recognition
Deferred revenue	235	1,424		5,554
Estimated period for which services are delivered recognized as deferred revenue	1 month	1 month
Expiration period of redemption of coupons	30 days	30 days
Credits to end user	8,067	48,835
Rebates to advertising agencies	1,301	7,878		7,251		5,371
Remaining service obligations after redemption of voucher by users	0	0
Cost of revenues
Sales taxes and surcharges incurred in cost of revenues	13,817	83,641		40,258		16,041
Advertising expenses
Advertising expenses	34,397	208,230		138,864		70,063
Leases
Capital leases	0	0		0
Comprehensive loss
Reclassifications out of accumulated other comprehensive loss to net loss	$ 0		$ 0		$ 0
Segment reporting
Number of reportable segments	1	1